Pro Forma Information - Additional Information (Detail) - OAK Street Health Inc and Affiliates [Member] - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Effective income tax rate			0.00%
Income tax expense	$ 0	$ 0	$ 0	$ 0
ProForma [Member]
Effective income tax rate	25.00%	25.00%	25.00%	25.00%
Income tax expense	$ 0	$ 0	$ 0	$ 0